ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 20,008,382	$ 2,861,161	¥ 25,053,762
Other current assets	4,900,993	700,833	4,460,594
Total current assets	68,814,145	9,840,292	68,865,057
Non-current assets:
Total assets	121,023,976	17,306,199	124,880,358
Current liabilities:
Short-term borrowings	10,655,366		6,933,899
Total current liabilities	55,044,136	7,871,208	54,484,022
Convertible senior notes	10,594,637	1,515,013	8,605,579
Total liabilities	93,453,213	13,363,633	90,644,387
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 211,083,301 and 209,551,893 shares issued as of December 31, 2024 and December 31, 2025, respectively)	29	4	29
Additional paid-in capital	11,834,567	1,692,321	11,245,665
Accumulated other comprehensive loss	182,844	26,146	225,141
Treasury stock, at cost; 5,574,244 and 122,540 ordinary shares as of December 31, 2024 and December 31, 2025	(3,970)	(568)	(216,507)
Total shareholders' equity	15,726,131	2,248,807	19,898,909
Total liabilities and shareholders' equity	121,023,976	17,306,199	124,880,358
Related parties
Current assets:
Due from subsidiaries	175,403	25,082	436,706
Other current assets	8,832		29,817
Current liabilities:
Due to subsidiaries	136,202	19,477
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	96,771	13,838	124,313
Other current assets	2,020	289	2,049
Total current assets	228,819	32,720	485,084
Non-current assets:
Investments in subsidiaries	15,625,438	2,234,408	19,608,702
Total assets	15,854,257	2,267,128	20,093,786
Current liabilities:
Short-term borrowings			162,140
Other current liabilities	3,065	438	6,523
Total current liabilities	29,739	4,252	194,877
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 211,083,301 and 209,551,893 shares issued as of December 31, 2024 and December 31, 2025, respectively)	29	4	29
Additional paid-in capital	11,834,567	1,692,321	11,245,665
Accumulated other comprehensive loss	212,071	30,326	225,141
Treasury stock, at cost; 5,574,244 and 122,540 ordinary shares as of December 31, 2024 and December 31, 2025	(3,970)	(568)	(216,507)
Retained earnings	3,781,821	540,793	8,644,581
Total shareholders' equity	15,824,518	2,262,876	19,898,909
Total liabilities and shareholders' equity	15,854,257	2,267,128	20,093,786
Reportable Legal Entities | Parent Company | Subsidiary of Common Parent [Member]
Current assets:
Due from subsidiaries	130,028	18,593	358,722
Current liabilities:
Due to subsidiaries	¥ 26,674	$ 3,814	¥ 26,214